PGIM S&P 500 Max Buffer ETF - June Expense Example - PGIM S&P 500 Max Buffer ETF - June - No Share Class	Nov. 02, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	$ 160